UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-5446

Intermediate Bond Fund of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds ®]

Intermediate Bond Fund of America®
Investment portfolio
November 30, 2005
unaudited

	Principal amount	Market value
Bonds & notes — 96.64%	(000)	(000)

CORPORATE BONDS & NOTES — 28.83%
Financials — 16.89%
USA Education, Inc. 5.625% 2007	$9,035	$9,109
SLM Corp., Series A, 3.625% 2008	17,500	17,047
SLM Corp., Series A, 3.95% 2008	3,000	2,924
SLM Corp., Series A, 4.00% 2009	12,250	11,904
SLM Corp., Series A, 4.34% 2009[1]	5,000	4,999
SLM Corp., Series A, 4.84% 2009[1]	5,000	4,855
SLM Corp., Series A, 4.50% 2010	5,000	4,883
SLM Corp., Series A, 5.375% 2014	5,000	5,024
Prudential Insurance Co. of America 6.375% 2006[2]	13,250	13,378
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	10,000	9,706
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	3,000	2,957
PRICOA Global Funding I 4.20% 2010[2]	10,000	9,686
Prudential Funding LLC 6.60% 2008[2]	11,795	12,277
Prudential Financial, Inc., Series B, 5.10% 2014	2,000	1,980
Citigroup Inc. 4.20% 2007	29,500	29,143
Citigroup Inc. 4.125% 2010	13,150	12,743
Citigroup Inc. 4.625% 2010	3,000	2,957
Citigroup Inc. 5.625% 2012	3,000	3,084
Bank One Corp. 2.625% 2008	6,000	5,678
J.P. Morgan Chase & Co. 5.625% 2006	5,000	5,028
J.P. Morgan Chase & Co. 5.35% 2007	6,050	6,085
J.P. Morgan Chase & Co. 4.00% 2008	15,000	14,751
J.P. Morgan Chase & Co. 3.50% 2009	5,000	4,784
J.P. Morgan Chase & Co. 4.75% 2015	3,500	3,369
J.P. Morgan Chase & Co. 4.891% 2015	5,000	4,946
Household Finance Corp. 5.75% 2007	8,000	8,077
Household Finance Corp. 7.875% 2007	6,250	6,471
Household Finance Corp. 4.125% 2008	13,500	13,166
Household Finance Corp. 6.40% 2008	10,000	10,323
HSBC Finance Corp. 5.00% 2015	3,625	3,503
International Lease Finance Corp., Series P, 3.125% 2007	5,000	4,876
ASIF Global Financing XVIII 3.85% 2007[2]	8,000	7,844
International Lease Finance Corp. 4.50% 2008	3,000	2,963
International Lease Finance Corp., Series O, 4.55% 2009	1,600	1,579
International Lease Finance Corp. 4.75% 2009	9,000	8,850
International Lease Finance Corp. 5.00% 2010	5,280	5,235
American International Group 4.70% 2010[2]	3,000	2,950
American International Group 4.25% 2013	2,000	1,891
American International Group 5.05% 2015[2]	4,000	3,898
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006[2]	8,625	8,640
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	19,350	19,420
Monumental Global Funding II, Series 2004-B, 3.90% 2009[2]	5,000	4,825
Monumental Global Funding II, Series 2004-F, 4.375% 2009[2]	2,000	1,956
Monumental Global Funding II, Series 2005-B, 4.625% 2010[2]	2,500	2,479
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	13,500	14,105
Société Générale 7.85% (undated)[1,2]	14,000	14,489
Washington Mutual, Inc. 7.50% 2006	15,500	15,776
Washington Mutual, Inc. 5.625% 2007	4,600	4,633
Washington Mutual, Inc. 4.00% 2009	8,000	7,747
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[2]	24,500	24,562
Wells Fargo & Co. 4.125% 2008	17,000	16,744
Wells Fargo & Co. 4.20% 2010	7,500	7,290
Nationwide Life Insurance Co. 5.35% 2007[2]	21,350	21,423
North Front Pass Through Trust 5.81% 2024[1,2]	2,000	1,991
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	22,885	22,098
Genworth Financial, Inc. 4.02% 2007[1]	12,000	12,026
Genworth Financial, Inc. 4.75% 2009	10,000	9,916
American Express Credit Corp. 4.291% 2006[1]	5,000	5,006
American Express Credit Corp. 3.00% 2008	5,000	4,788
American Express Credit Corp., Series B, 5.00% 2010	7,000	6,978
American Express Co. 4.75% 2009	5,000	4,969
Allstate Financial Global Funding LLC 6.15% 2006[2]	9,000	9,022
Allstate Financial Global Funding LLC 5.25% 2007[2]	10,600	10,639
Allstate Life Global Funding 4.25% 2010	2,000	1,940
HBOS PLC 3.125% 2007[2]	11,500	11,294
HBOS PLC 5.92% (undated)[1,2]	5,000	4,992
HBOS Treasury Services PLC 3.75% 2008[2]	5,000	4,861
ReliaStar Financial Corp. 8.00% 2006	11,470	11,750
ReliaStar Financial Corp. 6.50% 2008	4,000	4,160
ING Security Life Institutional Funding 2.70% 2007[2]	2,000	1,941
ING Security Life Institutional Funding 4.25% 2010[2]	3,000	2,917
Price REIT, Inc. 7.50% 2006	5,000	5,117
Kimco Realty Corp., Series C, 3.95% 2008	7,000	6,847
Kimco Realty Corp., Series C, 4.82% 2014	795	764
Kimco Realty Corp., Series C, 4.904% 2015	7,500	7,225
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[2]	19,000	19,013
XL Capital Finance (Europe) PLC 6.50% 2012	4,725	4,939
XL Capital Ltd. 5.25% 2014	4,000	3,870
Twin Reefs Asset Trust (XLFA), Series B, 5.10% (undated)[1,2]	9,700	9,680
U.S. Bancorp 4.40% 2008	17,000	16,824
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[2]	12,000	11,684
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[2]	4,000	3,919
Signet Bank 7.80% 2006	2,000	2,047
Wachovia Corp., Series G, 4.375% 2010	13,000	12,679
Banco Santander Central Hispano, SA 7.625% 2010	3,000	3,320
Abbey National PLC 6.70% (undated)[1]	3,022	3,135
Abbey National PLC 7.35% (undated)[1]	8,000	8,160
CIT Group Inc. 3.65% 2007	7,835	7,656
CIT Group Inc. 7.375% 2007	3,500	3,611
CIT Group Inc. 6.875% 2009	3,000	3,183
Hartford Financial Services Group, Inc. 2.375% 2006	10,375	10,258
Hartford Financial Services Group, Inc. 4.70% 2007	4,000	3,977
Deutsche Bank Capital Funding Trust I, 7.872% (undated)[1,2]	11,950	12,969
Bank of America Corp. 6.625% 2007	200	206
Bank of America Corp. 4.375% 2010	5,000	4,867
Bank of America Corp. 4.50% 2010	7,000	6,867
New York Life Global Funding 3.875% 2009[2]	6,750	6,573
New York Life Global Funding 4.625% 2010[2]	5,000	4,936
Principal Life Global Funding I 4.40% 2010[2]	9,000	8,750
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	2,011
Protective Life Insurance Co., Series 2004-D, 4.00% 2009	3,000	2,915
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	7,750	7,717
National Westminster Bank PLC 7.375% 2009	7,000	7,604
National Westminster Bank PLC 7.75% (undated)[1]	2,350	2,460
Bank of New York Co., Inc., Series E, 2.20% 2006	10,000	9,895
SunTrust Banks, Inc. 4.415% 2009	10,000	9,831
Weingarten Realty Investors, Series A, 5.263% 2012	6,000	6,042
Weingarten Realty Investors, Series A, 4.857% 2014	3,000	2,903
Lincoln National Corp. 6.50% 2008	8,385	8,672
Skandinaviska Enskilda Banken 6.875% 2009	7,930	8,346
Berkshire Hathaway Finance Corp. 4.125% 2010	8,000	7,788
Bayerische Landesbank, Series F, 2.50% 2006	6,625	6,583
Principal Life Insurance Co. 3.20% 2009	6,000	5,705
Swedish Export Credit Corp. 2.875% 2007	5,000	4,898
Korea Development Bank 4.625% 2010	5,000	4,888
Merita Bank Ltd. 7.50% (undated)[1,2]	2,825	2,901
Barclays Bank PLC 7.40% 2009	1,250	1,358
Den Danske Bank A/S 7.40% 2010[1,2]	500	518
		876,411

Telecommunication services — 2.67%
SBC Communications Inc. 6.25% 2011	34,250	35,726
BellSouth Corp. 4.20% 2009	18,000	17,478
France Télécom 7.75% 2011[1]	12,500	13,992
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	11,000	11,056
Telefónica Europe BV 7.75% 2010	10,000	10,998
Vodafone Group PLC 7.75% 2010	9,525	10,458
British Telecommunications PLC 7.875% 2005[1]	3,250	3,253
British Telecommunications PLC 8.375% 2010[1]	4,000	4,563
Singapore Telecommunications Ltd. 6.375% 2011[2]	7,000	7,450
Deutsche Telekom International Finance BV 8.50% 2010[1]	5,000	5,571
Verizon Global Funding Corp. 7.375% 2012	5,000	5,562
ALLTEL Corp. 4.656% 2007	5,000	4,976
Koninklijke KPN NV 8.00% 2010	4,000	4,448
Cingular Wireless LLC 5.625% 2006	3,000	3,025
		138,556

Consumer staples — 2.54%
Wal-Mart Stores, Inc. 5.45% 2006	5,000	5,027
Wal-Mart Stores, Inc. 4.375% 2007	16,000	15,928
Wal-Mart Stores, Inc. 4.125% 2010	15,000	14,502
Wal-Mart Stores, Inc. 4.75% 2010	10,500	10,421
Diageo Capital PLC 3.50% 2007	12,000	11,684
Diageo Capital PLC 4.375% 2010	12,500	12,222
Nabisco, Inc. 7.05% 2007	9,200	9,495
Kraft Foods Inc. 4.625% 2006	3,000	2,991
Kraft Foods Inc. 4.125% 2009	4,000	3,865
Kraft Foods Inc. 6.25% 2012	1,600	1,682
Pepsi Bottling Group, Inc. 5.625% 2009[2]	16,650	17,036
Anheuser-Busch Companies, Inc. 9.00% 2009	2,000	2,299
Anheuser-Busch Companies, Inc. 6.00% 2011	9,000	9,449
CVS Corp. 4.00% 2009	5,000	4,821
CVS Corp. 6.117% 2013[2,3]	1,635	1,693
CVS Corp. 5.298% 2027[2,3]	433	421
Costco Wholesale Corp. 5.50% 2007	5,250	5,290
PepsiAmericas, Inc. 4.875% 2015	3,000	2,940
		131,766

Consumer discretionary — 2.38%
Kohl’s Corp. 6.70% 2006	7,074	7,092
Kohl’s Corp. 6.30% 2011	17,670	18,577
Kohl’s Corp. 7.375% 2011	2,800	3,083
Target Corp. 5.50% 2007	17,000	17,152
Target Corp. 5.375% 2009	8,200	8,334
Gannett Co., Inc. 4.125% 2008	8,000	7,836
Gannett Co., Inc. 6.375% 2012	7,285	7,596
Viacom Inc. 6.40% 2006	10,250	10,276
Viacom Inc. 5.625% 2007	5,000	5,026
Walt Disney Co., Series B, 5.375% 2007	14,000	14,109
DaimlerChrysler North America Holding Corp. 4.75% 2008	7,000	6,938
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	3,282
Lowe’s Companies, Inc. 7.50% 2005	3,000	3,002
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,660
Carnival Corp. 6.15% 2008	5,401	5,542
		123,505

Industrials — 2.32%
General Electric Capital Corp., Series A, 2.85% 2006	5,000	4,989
General Electric Capital Corp., Series A, 5.00% 2007	23,000	23,078
General Electric Capital Corp., Series A, 5.375% 2007	10,000	10,075
General Electric Capital Corp., Series A, 3.50% 2008	4,000	3,883
General Electric Capital Corp., Series A, 6.00% 2012	2,500	2,622
General Electric Co. 5.00% 2013	2,000	1,987
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3]	21,785	22,797
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	2,242	2,380
John Deere Capital Corp., Series D, 4.375% 2008	21,500	21,255
Caterpillar Inc. 4.50% 2009	16,750	16,573
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	3,284	3,403
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]	484	507
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[3]	2,335	2,308
Continental Airlines, Inc., MBIA insured, 4.661% 2009[1]	2,000	2,007
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	1,338	1,343
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006[3]	1,000	1,005
		120,212

Utilities — 1.13%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	13,500	13,564
Alabama Power Co., Series U, 2.65% 2006	5,000	4,984
Georgia Power Co., Series V, 4.10% 2009	7,000	6,812
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,367
Ohio Power Co., Series J, 5.30% 2010	8,000	8,033
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	5,000	4,877
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,201
Pacificorp Australia LLC, MBIA insured, 6.15% 2008[2]	6,000	6,149
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[2]	3,500	3,636
		58,623

Health care — 0.52%
Amgen Inc. 4.00% 2009	$14,500	$14,039
UnitedHealth Group Inc. 5.20% 2007	3,000	3,002
UnitedHealth Group Inc. 3.75% 2009	10,000	9,662
		26,703

Energy — 0.38%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,3]	8,500	8,422
BP Capital Markets PLC 2.75% 2006	8,000	7,826
Oil Enterprises Ltd., MBIA insured, 6.239% 2008[2,3]	3,366	3,415
		19,663

U.S. TREASURY BONDS & NOTES — 16.05%
U.S. Treasury 5.625% 2006	11,940	11,984
U.S. Treasury 3.125% 2007[4]	3,250	3,191
U.S. Treasury 3.375% 2008	76,750	74,586
U.S. Treasury 3.375% 2008	10,000	9,710
U.S. Treasury 3.625% 2008[4,5]	13,389	13,786
U.S. Treasury 4.75% 2008[4]	6,950	7,015
U.S. Treasury 3.625% 2009	223,000	217,146
U.S. Treasury 3.875% 2009[5]	454	479
U.S. Treasury 5.50% 2009	91,500	94,674
U.S. Treasury 6.00% 2009	1,950	2,055
U.S. Treasury 4.00% 2010	134,500	132,262
U.S. Treasury 5.00% 2011	90,250	92,845
U.S. Treasury 5.00% 2011	80,400	82,561
U.S. Treasury 3.625% 2013	2,000	1,894
U.S. Treasury 3.875% 2013[4]	2,550	2,455
U.S. Treasury 4.25% 2013	13,750	13,524
U.S. Treasury 4.25% 2014[4]	33,750	33,080
U.S. Treasury 8.75% 2020	23,660	33,512
U.S. Treasury Principal Strip 0% 2029[4]	18,500	6,128
		832,887

FEDERAL AGENCY BONDS & NOTES — 15.95%
Freddie Mac 5.25% 2006	43,250	43,303
Freddie Mac 5.50% 2006	14,000	14,077
Freddie Mac 3.35% 2007	28,000	27,261
Freddie Mac 3.375% 2007	15,000	14,660
Freddie Mac 4.125% 2009	30,000	29,329
Freddie Mac 5.75% 2009	68,000	70,049
Freddie Mac 6.625% 2009	128,750	136,911
Freddie Mac 4.125% 2010	104,500	101,549
Freddie Mac 5.875% 2011	56,000	58,183
Freddie Mac 5.00% 2014	60,000	60,449
Federal Home Loan Bank 5.125% 2006	20,000	20,047
Federal Home Loan Bank 3.375% 2007	65,000	63,402
Federal Home Loan Bank 3.625% 2007	17,250	16,967
Federal Home Loan Bank 3.70% 2007	16,245	15,967
Federal Home Loan Bank 3.375% 2008	36,280	35,206
Federal Home Loan Bank 3.75% 2008	6,750	6,570
Federal Home Loan Bank 5.823% 2009	12,500	12,879
Fannie Mae 6.34% 2007	5,000	5,139
Fannie Mae 4.00% 2008	30,000	29,449
Fannie Mae 6.625% 2009	12,750	13,558
Federal Agricultural Mortgage Corp. 4.25% 2008	32,500	32,051
Small Business Administration, Series 2002-20K, 5.08% 2022[3]	6,394	6,416
Small Business Administration, Series 2003-20J, 4.92% 2023[3]	10,074	10,015
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[3]	4,019	4,132
		827,569

ASSET-BACKED OBLIGATIONS[3]— 12.19%
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007[2]	756	756
Drive Auto Receivables Trust, Series 2005-1, Class A-3, MBIA insured, 3.75% 2009	13,000	12,858
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[2]	10,250	10,144
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[2]	13,000	12,882
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	4,250	4,157
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034	21,500	21,107
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	8,500	8,254
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	6,750	6,632
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	6,500	6,454
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010[2]	15,750	15,336
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	1,376	1,346
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	3,890	3,864
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[2]	1,005	1,002
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	5,000	4,932
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	11,895	11,746
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[2]	5,000	4,950
MBNA Master Credit Card Trust II, Series 2000-D, Class B, 4.55% 2009[1]	5,750	5,781
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,890
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	18,225
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,870	5,909
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,500	1,484
Residential Asset Securities Corp. Trust, Series 2004-KS2, Class M-II-1, 4.701% 2034[1]	7,000	6,983
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.421% 2035[1]	10,000	10,011
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 4.979% 2031[1]	10,720	10,729
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034	10,750	10,871
Citibank Credit Card Issuance Trust, Class 2002-A1, 4.95% 2009	4,000	4,009
Citibank Credit Card Issuance Trust, Class 2000-A3, 6.875% 2009	12,500	12,976
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010	2,900	2,796
CWABS, Inc., Series 2004-10, Class AF-3, 3.842% 2030	14,250	13,947
CWABS, Inc., Series 2004-10, Class 2-AV-2, 4.541% 2033[1]	3,261	3,264
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008[2]	1,642	1,635
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[2]	8,250	8,183
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[2]	7,000	6,916
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[2]	15,750	15,474
Centex Home Equity Loan Trust, Series 2005-A, Class AF-2, 3.90% 2024	2,500	2,467
Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031	3,000	2,958
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033	1,700	1,686
Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035	7,500	7,385
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009	4,750	4,705
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[1]	5,000	4,877
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	4,350	4,273
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	13,231	12,733
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	4,241	4,445
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	7,872	8,252
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011	11,950	12,347
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,346
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009[2]	12,125	12,091
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 4.194% 2035[1]	12,014	12,029
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-1, 3.633% 2021	3,290	3,265
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-2, 4.134% 2035	3,950	3,891
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	4,485	4,407
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-4, 4.43% 2025	5,000	4,893
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028	6,750	6,572
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	5,000	4,934
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.90% 2011	6,250	6,252
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 4.511% 2034[1]	10,500	10,522
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	5,000	4,918
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,129
Capital One Multi-asset Execution Trust, Series 2005-8, Class A, 4.40% 2011	10,000	9,900
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,826
PG Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	9,042
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013	1,445	1,430
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	6,050	5,904
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,449
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010[2]	1,740	1,716
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[2]	6,191	6,114
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	6,260	6,387
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	1,200	1,262
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	4,907	4,874
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	2,600	2,535
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	7,000	7,185
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[2]	6,734	7,025
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 4.481% 2034[1]	7,000	7,014
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2]	7,000	6,874
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[2]	7,000	6,818
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	6,750	6,710
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008	3,333	3,361
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008	2,961	2,984
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[2]	3,438	3,424
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[2]	2,759	2,728
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009	1,737	1,712
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	4,401	4,367
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	694	700
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035	5,300	5,297
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	6,125	5,964
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[2]	5,302	5,359
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	5,354	5,346
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 4.42% 2030[1]	5,000	5,119
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007[2]	5,000	4,968
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	5,000	4,926
MMCA Auto Owner Trust, Series 2001-3, Class B, 5.07% 2008[1]	291	292
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	2,973	2,947
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009	1,682	1,678
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009	4,578	4,575
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010[2]	4,250	4,253
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2]	3,944	3,905
Option One Mortgage Loan Trust, Series 2000-2, Class M-1, 5.061% 2030[1]	3,712	3,716
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	1,061	1,097
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,500	2,602
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	3,163	3,156
Chase Credit Card Owner Trust, Series 2003-4, Class B, 4.77% 2016[1]	3,000	3,075
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 5.341% 2034[1]	2,948	2,965
Home Equity Asset Trust, Series 2004-7, Class M-1, 4.811% 2035[1]	2,500	2,520
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 4.82% 2010[1,2]	2,250	2,264
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.501% 2035[1]	2,000	2,003
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[2]	1,790	1,822
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010	1,473	1,471
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	1,243	1,249
Banco Nacional de México, SA, Series 1999-A, Class A-1, MBIA insured, 7.50% 2006[2]	1,062	1,071
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[2]	963	952
Navistar Financial Owner Trust, Series 2002-A, Class B, 4.95% 2009	518	518
NPF VI, Inc., Series 2002-1, Class A, 1.98% 2008[1,2,6]	1,500	53
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[2,6]	1,000	45
		632,429

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[3]— 8.79%
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	5,057	4,919
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-11, 5.50% 2034	5,000	4,880
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034	2,795	2,780
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.163% 2035[1]	6,738	6,738
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	21,619	21,510
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	16,553	16,577
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	6,325	6,303
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	4,691	4,666
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1-A-11, 5.50% 2035	4,787	4,653
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	7,724	7,628
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 2-A-1, 5.75% 2035	6,500	6,456
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	9,211	9,165
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	4,029	4,016
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	2,942	2,960
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	2,048	2,063
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.322% 2033[1]	1,442	1,442
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,824	2,867
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	4,970	5,082
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.70% 2034[1]	5,137	5,068
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035	17,815	17,582
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	12,078	12,023
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	4,296	4,208
Residential Accredit Loans, Inc., Series 2004-QS8, Class A-11, 5.50% 2034	5,000	4,888
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	6,675	6,642
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,282	1,275
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	10,000	9,667
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	9,100	8,979
Residential Accredit Loans, Inc., Series 2005-QS15, Class 2-A, 6.00% 2035	7,363	7,363
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	7,277	7,259
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	6,464	6,286
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	10,254	10,032
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	4,893	4,869
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.348% 2033[1]	6,354	6,244
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.485% 2033[1]	1,440	1,422
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.35% 2045[1]	6,935	6,935
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.997% 2033[1]	1,993	1,950
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.079% 2033[1]	3,270	3,209
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.418% 2034[1]	3,706	3,637
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	6,500	6,333
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.984% 2035[1]	10,930	10,818
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.699% 2034[1]	22,564	22,220
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	2,315	2,316
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,915	2,907
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	7,419	7,395
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,609	3,550
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	3,038	3,073
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.47% 2033[1]	3,782	3,707
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.734% 2033[1]	1,693	1,662
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.342% 2034[1]	4,443	4,356
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.784% 2035[1]	6,964	6,936
Lehman Mortgage Trust, Series 2005-2, 3-A-3, 5.50% 2035	15,000	15,000
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2, 2.34% 2027	16	16
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	4,808	4,780
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	8,550	8,467
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[1]	1,000	986
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.55% 2027[1,2]	3,020	3,078
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.74% 2027[1,2]	3,101	3,156
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.874% 2028[1,2]	4,496	4,626
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[1]	1,977	1,957
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.47% 2035[1]	11,165	11,165
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[1]	2,483	2,417
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[1]	3,859	3,819
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033[1]	4,213	4,133
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.891% 2035[1]	9,629	9,681
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034	8,074	7,923
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.957% 2035[1]	7,856	7,772
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.058% 2035[1]	7,750	7,750
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	4,769	4,754
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	2,801	2,800
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	7,348	7,305
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 4.959% 2045[1]	6,949	7,014
PUMA Global Trust No. 1, Class B, 4.38% 2033[1]	5,500	5,510
First Horizon Mortgage Pass Through Trust, Series 2004-AR1, Class II-A-1, 4.918% 2034[1]	4,939	4,889
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	3,644	3,641
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.716% 2033[1]	3,454	3,342
Paine Webber CMO, Series O, Class 5, 9.50% 2019	327	350
		455,847

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[3]— 7.29%
Fannie Mae 7.00% 2008	112	113
Fannie Mae 8.50% 2008	3	3
Fannie Mae 7.00% 2009	136	139
Fannie Mae 7.00% 2009	33	34
Fannie Mae 7.50% 2009	239	244
Fannie Mae 7.50% 2009	92	97
Fannie Mae 7.50% 2009	90	95
Fannie Mae 7.50% 2009	32	32
Fannie Mae 8.50% 2009	24	25
Fannie Mae 9.00% 2009	183	190
Fannie Mae 9.00% 2009	180	187
Fannie Mae 9.50% 2009	223	236
Fannie Mae 7.00% 2010	82	84
Fannie Mae 9.50% 2010	9	10
Fannie Mae 7.00% 2011	605	624
Fannie Mae 7.00% 2011	283	292
Fannie Mae 7.00% 2011	34	35
Fannie Mae 7.00% 2012	419	433
Fannie Mae 8.50% 2014	30	31
Fannie Mae 7.00% 2015	2,375	2,449
Fannie Mae 7.00% 2015	633	653
Fannie Mae 7.00% 2015	123	127
Fannie Mae 7.00% 2015	58	60
Fannie Mae 7.50% 2015	1,205	1,268
Fannie Mae 7.50% 2015	1,062	1,118
Fannie Mae 7.50% 2015	580	610
Fannie Mae 7.50% 2015	542	570
Fannie Mae 7.50% 2015	169	178
Fannie Mae 7.50% 2015	121	127
Fannie Mae 7.50% 2015	89	94
Fannie Mae 9.00% 2015	726	779
Fannie Mae 13.50% 2015	293	346
Fannie Mae 7.00% 2016	1,708	1,761
Fannie Mae 7.00% 2016	635	655
Fannie Mae 7.00% 2016	526	542
Fannie Mae 7.00% 2016	353	364
Fannie Mae 7.00% 2016	266	274
Fannie Mae 7.50% 2016	536	564
Fannie Mae 9.00% 2016	985	1,066
Fannie Mae 11.50% 2016	354	403
Fannie Mae 5.50% 2017	1,526	1,534
Fannie Mae 6.00% 2017	1,752	1,790
Fannie Mae 7.00% 2017	1,744	1,798
Fannie Mae 7.00% 2017	1,030	1,063
Fannie Mae 7.00% 2017	707	729
Fannie Mae 5.00% 2018	3,255	3,213
Fannie Mae 5.00% 2018	1,330	1,313
Fannie Mae 9.00% 2018	28	30
Fannie Mae 10.00% 2018	173	194
Fannie Mae 11.50% 2019	1,031	1,174
Fannie Mae 11.00% 2020	264	304
Fannie Mae 11.00% 2020	111	126
Fannie Mae 11.50% 2020	256	291
Fannie Mae 10.00% 2021	218	242
Fannie Mae 9.50% 2022	82	91
Fannie Mae 7.00% 2023	115	121
Fannie Mae 7.50% 2023	264	279
Fannie Mae 10.00% 2025	333	374
Fannie Mae 8.50% 2026	75	82
Fannie Mae 9.335% 2026[1]	1,537	1,685
Fannie Mae 9.50% 2026	585	653
Fannie Mae 8.50% 2027	119	129
Fannie Mae 7.50% 2029	268	282
Fannie Mae 6.50% 2031	125	129
Fannie Mae 7.00% 2031	65	68
Fannie Mae 7.50% 2031	192	202
Fannie Mae 7.50% 2031	152	159
Fannie Mae 6.50% 2032	569	585
Fannie Mae 3.751% 2033[1]	3,060	2,993
Fannie Mae 3.762% 2033[1]	9,587	9,381
Fannie Mae 4.032% 2033[1]	1,283	1,258
Fannie Mae 4.181% 2033[1]	17,534	17,321
Fannie Mae 5.50% 2034	8,975	8,841
Fannie Mae 6.00% 2034	14,917	15,008
Fannie Mae 6.00% 2034	10,000	10,060
Fannie Mae 6.50% 2034	9,266	9,516
Fannie Mae 4.489% 2035[1]	2,631	2,591
Fannie Mae 6.00% 2035	5,640	5,670
Fannie Mae 6.00% 2035	5,000	5,030
Fannie Mae, Series 91-50, Class H, 7.75% 2006	66	67
Fannie Mae, Trust D2, 11.00% 2009	193	204
Fannie Mae, Series 2000-T5B, 7.30% 2010	14,000	15,334
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	7,000	6,823
Fannie Mae, Series 88-16, Class B, 9.50% 2018	35	38
Fannie Mae, Series 90-93, Class G, 5.50% 2020	131	127
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	634	687
Fannie Mae, Series 2001-4, Class GA, 10.252% 2025[1]	1,532	1,715
Fannie Mae, Series 2001-4, Class NA, 11.874% 2025[1]	4,141	4,672
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	2,741	2,869
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	2,261	2,371
Fannie Mae, Series 2001-20, Class D, 11.058% 2031[1]	215	243
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	8,693	8,433
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	1,769	1,760
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,178	1,235
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040	14,797	14,640
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,884	1,949
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	999	1,038
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	820	856
Freddie Mac 7.00% 2008	133	135
Freddie Mac 8.00% 2008	18	19
Freddie Mac 8.50% 2008	12	12
Freddie Mac 8.75% 2008	32	33
Freddie Mac 8.50% 2009	101	104
Freddie Mac 8.00% 2010	91	94
Freddie Mac 9.50% 2010	4	5
Freddie Mac 8.00% 2012	193	200
Freddie Mac 9.50% 2013	10	10
Freddie Mac 6.00% 2014	204	208
Freddie Mac 6.00% 2014	96	98
Freddie Mac 4.00% 2015	8,902	8,446
Freddie Mac 7.00% 2015	160	165
Freddie Mac 6.00% 2017	698	712
Freddie Mac 8.00% 2017	397	419
Freddie Mac 8.00% 2017	143	152
Freddie Mac 8.00% 2017	105	111
Freddie Mac 5.00% 2018	1,994	1,967
Freddie Mac 8.50% 2018	28	29
Freddie Mac 10.00% 2018	709	800
Freddie Mac 11.00% 2018	159	178
Freddie Mac 8.50% 2019	108	117
Freddie Mac 10.00% 2019	561	636
Freddie Mac 8.50% 2020	41	44
Freddie Mac 8.50% 2021	52	56
Freddie Mac 10.00% 2021	295	329
Freddie Mac 10.00% 2025	427	476
Freddie Mac 8.50% 2027	36	39
Freddie Mac 9.00% 2030	432	472
Freddie Mac 4.06% 2033[1]	2,095	2,059
Freddie Mac 4.613% 2035[1]	14,169	13,951
Freddie Mac 4.647% 2035[1]	30,245	29,791
Freddie Mac 4.79% 2035[1]	7,275	7,189
Freddie Mac 6.00% 2035	53,590	53,950
Freddie Mac, Series H009, Class A-2, 1.876% 2008[1]	556	552
Freddie Mac, Series 2310, Class B, 9.931% 2015[1]	161	177
Freddie Mac, Series 2310, Class A, 10.581% 2017[1]	596	646
Freddie Mac, Series 1567, Class A, 4.525% 2023[1]	120	114
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,127	1,178
Freddie Mac, Series 3061, Class PN, 5.50% 2035	20,000	19,966
Government National Mortgage Assn. 8.50% 2007	26	27
Government National Mortgage Assn. 8.50% 2008	90	92
Government National Mortgage Assn. 8.50% 2008	6	6
Government National Mortgage Assn. 9.00% 2008	145	151
Government National Mortgage Assn. 9.50% 2009	750	787
Government National Mortgage Assn. 6.00% 2014	4,284	4,403
Government National Mortgage Assn. 6.00% 2014	3,172	3,261
Government National Mortgage Assn. 9.00% 2016	23	25
Government National Mortgage Assn. 8.50% 2017	120	129
Government National Mortgage Assn. 8.50% 2020	26	28
Government National Mortgage Assn. 9.50% 2020	109	119
Government National Mortgage Assn. 9.50% 2020	71	77
Government National Mortgage Assn. 8.50% 2021	304	327
Government National Mortgage Assn. 8.50% 2021	132	142
Government National Mortgage Assn. 8.50% 2021	2	2
Government National Mortgage Assn. 9.00% 2021	117	127
Government National Mortgage Assn. 8.50% 2022	63	67
Government National Mortgage Assn. 8.50% 2022	62	67
Government National Mortgage Assn. 8.50% 2022	20	21
Government National Mortgage Assn. 8.50% 2023	322	347
Government National Mortgage Assn. 4.00% 2035[1]	11,976	11,695
Government National Mortgage Assn. 4.00% 2035[1]	3,595	3,503
Government National Mortgage Assn. 4.00% 2035[1]	3,383	3,289
Government National Mortgage Assn. 4.00% 2035[1]	3,346	3,260
Government National Mortgage Assn. 5.50% 2035	6,869	6,827
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	3,760	3,639
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018	1,795	1,800
		378,139

COMMERCIAL MORTGAGE-BACKED SECURITIES[3]— 6.72%
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035	601	601
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	7,000	7,339
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,250	8,715
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	3,157	3,150
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	3,856	3,977
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,450	6,777
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.061% 2041[1]	1,500	1,635
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033	2,370	2,388
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	14,498	14,129
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-1, 3.175% 2037	854	846
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037	5,000	5,037
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	12,261	11,849
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,750	6,647
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,377
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	6,575	6,664
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.249% 2031[1,2]	80,369	2,801
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, 5.91% 2031	3,513	3,543
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	5,881	5,729
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	6,646	6,743
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	2,828	2,773
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	12,250	11,790
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,500	4,390
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[2]	3,040	3,077
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,126
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	3,362	3,403
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	13,350	14,045
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033	762	763
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	1,311	1,340
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,500	19,518
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	10,000	10,548
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	10,761	10,499
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	12,000	11,680
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	8,180	7,971
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	7,200	6,979
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	4,250	4,134
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	7,500	7,405
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,500	2,635
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	4,049	3,927
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	6,237	6,094
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,565	3,448
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031	1,323	1,326
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	4,815	5,001
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031	4,000	4,221
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[2]	2,331	2,288
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042	2,000	2,005
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	1,108	1,123
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	13,000	12,111
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	5,125	5,300
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	7,908	7,634
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	3,876	4,066
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,627	6,055
SBA CMBS Trust, Series 2005-1A, 5.369% 2035[2]	8,350	8,349
SBA CMBS Trust, Series 2005-1B, 5.565% 2035[2]	1,270	1,270
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	2,159	2,222
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	7,204	7,315
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	4,354	4,418
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,750	1,927
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,465	1,520
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	5,987	6,038
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[2]	5,000	5,259
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031[1]	3,250	3,411
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	1,750	1,823
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	3,279	3,348
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	2,405	2,409
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	2,000	2,100
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034[2]	1,335	1,283
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust, Series 2001-C1, Class A-1, 5.711% 2033	258	259
		348,573

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.71%
KfW 3.25% 2007	$23,000	$22,481
Corporación Andina de Fomento 7.375% 2011	7,000	7,667
Corporación Andina de Fomento 6.875% 2012	6,000	6,522
		36,670

MUNICIPALS — 0.11%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
(San Diego Unified Port Dist.-South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	5,069	5,193
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	659	657
		5,850

Total bonds & notes (cost: $5,075,311,000)		5,013,403

Preferred securities — 0.79%	Shares

FINANCIALS — 0.79%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	11,795,000	12,373
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	3,250,000	3,772
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	8,250,000	9,665
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%[1]	7,500,000	7,521
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	6,000,000	6,635
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	1,000,000	1,137

Total preferred securities (cost: $43,899,000)		41,103

	Principal amount
Short-term securities — 3.32%	(000)

U.S. Treasury Bills 3.866% due 12/15/2005	$37,200	37,140
Concentrate Manufacturing Company of Ireland 3.98%-4.01% due 12/1-12/8/2005	35,200	35,178
Clipper Receivables LLC 4.07% due 1/4/2006[2]	34,100	33,965
Pfizer Inc 3.96% due 12/5-12/7/2005[2]	29,200	29,180
Hershey Co. 3.95%-3.98% due 12/2-12/12/2005[2]	21,000	20,984
Variable Funding Capital 4.06% due 12/20/2005[2]	15,800	15,764

Total short-term securities (cost: $172,211,000)		172,211

Total investment securities (cost: $5,291,421,000)		5,226,717
Other assets less liabilities		(38,775)

Net assets		$5,187,942

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $782,704,000, which represented 15.09% of the net assets of the fund.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
5 Index-linked bond whose principal amount moves with a government retail price index.
6 Company not making scheduled interest payments; bankruptcy proceedings pending.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 9,320
Gross unrealized depreciation on investment securities	(74,603)
Net unrealized depreciation on investment securities	(65,283)
Cost of investment securities for federal income tax purposes	5,292,000

MFGEFP-923-0106P-S4514

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and PEO

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and PEO

Date: January 27, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: January 27, 2006